Annual Fund Operating Expenses - Investor Class and Class H - Telecommunications Fund	Aug. 01, 2021
Investor Class
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.61%
Total Annual Fund Operating Expenses	1.46%
Class H
Operating Expenses:
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.58%
Total Annual Fund Operating Expenses	1.68%